Statements of Changes in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Beginning balance	$ 293,628
Foreign currency translation adjustments	(13,695)	$ (8,614)	$ 9,892
Share-based compensation		753	1,246
Net income (loss)	(12,805)	(13,431)	$ (2,470)
Ending balance	$ 268,333	$ 293,628
Ordinary Shares
Beginning balance (in shares)	794,003,193	794,003,193	794,003,193
Ending Balance (in shares)	794,003,193	794,003,193	794,003,193
Additional paid-in capital
Share-based compensation		$ 753	$ 1,246
Accumulated other comprehensive income
Foreign currency translation adjustments	$ (12,490)	(7,773)	9,019
Parent Company
Beginning balance	293,628	314,079	306,284
Foreign currency translation adjustments	(12,490)	(7,773)	9,019
Share-based compensation		753	1,246
Net income (loss)	(12,805)	(13,431)	(2,470)
Ending balance	$ 268,333	$ 293,628	$ 314,079
Parent Company | Ordinary Shares
Beginning balance (in shares)	794,003,193	794,003,193	794,003,193
Ending Balance (in shares)	794,003,193	794,003,193	794,003,193
Beginning balance	$ 16	$ 16	$ 16
Ending balance	16	16	16
Parent Company | Additional paid-in capital
Beginning balance	144,836	144,083	142,837
Share-based compensation		753	1,246
Ending balance	144,836	144,836	144,083
Parent Company | Accumulated other comprehensive income
Beginning balance	48,068	55,841	46,822
Foreign currency translation adjustments	(12,490)	(7,773)	9,019
Ending balance	35,578	48,068	55,841
Parent Company | Retained Earnings
Beginning balance	100,708	114,139	116,609
Net income (loss)	(12,805)	(13,431)	(2,470)
Ending balance	$ 87,903	$ 100,708	$ 114,139